ETF P3 05/22

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED MAY 27, 2022

TO THE PROSPECTUS DATED AUGUST 1, 2021

OF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ International Equity Hedged ETF

(each a series of Franklin Templeton ETF Trust)

(each a “Fund” and collectively, the “Funds”)

This supplement is intended to provide advance notice to shareholders regarding changes to each Fund’s (i) name and ticker symbol; (ii) index provider and underlying index, including the designation of the primary benchmark index; (iii) investment goal, strategies and policies; and (iv) other related changes. The management fee for each Fund will also be reduced as part of the investment strategy changes. These changes will go into effect on or about August 1, 2022.

I. The following is added as the first paragraph under “Fund Summaries – Franklin LibertyQ Global Equity ETF” and “Fund Details – Franklin LibertyQ Global Equity ETF” in the Prospectus:

On May 25, 2022, the Board of Trustees of the Trust approved changes to the Fund’s (i) name and ticker symbol; (ii) index provider and underlying index, including the designation of the primary benchmark index; (iii) investment goal, strategies and policies; and (iv) other related changes. Effective on or about August 1, 2022, the Fund will be renamed the Franklin U.S. Equity Index ETF (Ticker: USPX). The Fund’s investment goal will change to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure Index (Underlying Index). Under normal market conditions, the Fund will invest at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index will also serve as the Fund’s primary benchmark.

The Underlying Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index targets large- and mid-capitalization U.S. stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. Additionally, effective on or about August 1, 2022, the Fund’s unitary management fee will be lowered to an annual rate of 0.03% of the average daily net assets of the Fund, and the Fund will pay income dividends from net investment income at least quarterly.

II. The following is added as the first paragraph under “Fund Summaries – Franklin LibertyQ Emerging Markets ETF” and “Fund Details – Franklin LibertyQ Emerging Markets ETF” in the Prospectus:

On May 25, 2022, the Board of Trustees of the Trust approved changes to the Fund’s (i) name and ticker symbol; (ii) index provider and underlying index, including the designation of the primary benchmark index; (iii) investment goal, strategies and policies; and (iv) other related changes. Effective on or about August 1, 2022, the Fund will be renamed the Franklin Emerging Market Core Dividend Tilt Index ETF (Ticker: DIEM). The Fund’s investment goal will change to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (Underlying Index). Under normal market conditions, the Fund will invest at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index will also serve as the Fund’s primary benchmark.

The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index starts from the Morningstar® Emerging Markets Target Market Exposure Index (Parent Index) and aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index is designed to cover 85% of the float-adjusted market capitalization of emerging equity markets. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting scheme that aims to maximize dividend yield (based on trailing twelve-month dividend yield) while minimizing expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. The optimization process includes individual security, sector and country weight constraints relative to the Parent Index as well as a portfolio turnover constraint that is generally applied. The Underlying Index may include large- and mid-capitalization companies.

Additionally, effective on or about August 1, 2022, the Fund’s unitary management fee will be lowered to an annual rate of 0.19% of the average daily net assets of the Fund, and the Fund will pay income dividends from net investment income at least quarterly.

III. The following is added as the first paragraph under “Fund Summaries – Franklin LibertyQ Global Dividend ETF” and “Fund Details – Franklin LibertyQ Global Dividend ETF” in the Prospectus:

On May 25, 2022, the Board of Trustees of the Trust approved changes to the Fund’s (i) name and ticker symbol; (ii) index provider and underlying index, including the designation of the primary benchmark index; (iii) investment goal, strategies and policies; and (iv) other related changes. Effective on or about August 1, 2022, the Fund will be renamed the Franklin U.S. Core Dividend Tilt Index ETF (Ticker: UDIV). The Fund’s investment goal will change to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM (Underlying Index). Under normal market conditions, the Fund will invest at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index will also serve as the Fund’s primary benchmark.

The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index starts from the Morningstar® US Target Market Exposure Index (Parent Index) and aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index targets large- and mid-capitalization U.S. stocks representing the top 85% of the U.S. equity market by float-adjusted market capitalization. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting scheme that aims to maximize dividend yield (based on trailing twelve-month dividend yield) while minimizing expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. The optimization process includes individual security and sector weight constraints relative to the Parent Index as well as a portfolio turnover constraint that is generally applied. The Underlying Index may include large- and mid-capitalization companies.

Additionally, effective on or about August 1, 2022, the Fund’s unitary management fee will be lowered to an annual rate of 0.06% of the average daily net assets of the Fund, and the Fund will pay income dividends from net investment income at least quarterly.

IV. The following is added as the first paragraph under “Fund Summaries – Franklin LibertyQ International Equity Hedged ETF” and “Fund Details – Franklin LibertyQ International Equity Hedged ETF” in the Prospectus:

On May 25, 2022, the Board of Trustees of the Trust approved changes to the Fund’s (i) name and ticker symbol; (ii) index provider and underlying index, including the designation of the primary benchmark index; (iii) investment goal, strategies and policies; and (iv) other related changes. Effective on or about August 1, 2022, the Fund will be renamed the Franklin International Core Dividend Tilt Index ETF (Ticker: DIVI). The Fund’s investment goal will change to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM (Underlying Index). Under normal market conditions, the Fund will invest at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index will also serve as the Fund’s primary benchmark.

The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index starts from the Morningstar® Developed Markets ex-North America Target Market Exposure Index (Parent Index) and aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index). The Parent Index is designed to cover 85% of the float-adjusted market capitalization of the developed markets equity markets excluding North America. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting scheme that aims to maximize dividend yield (based on trailing twelve-month dividend yield) while minimizing expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. The optimization process includes individual security, sector and country weight constraints relative to the Parent Index as well as a portfolio turnover constraint that is generally applied. The Underlying Index may include large- and mid-capitalization companies.

Additionally, effective on or about August 1, 2022, the Fund’s unitary management fee will be lowered to an annual rate of 0.09% of the average daily net assets of the Fund, and the Fund will pay income dividends from net investment income at least quarterly. The Fund will also make a special distribution of capital gains in connection with the investment strategy change so that new investors in the Fund would not be subject to the undistributed capital gains attributable to the old currency hedged investment strategy.

V. Non-Fundamental Names Rule Investment Policies

The Franklin LibertyQ Global Dividend ETF (to be renamed Franklin U.S. Core Dividend Tilt Index ETF) will adopt a non-fundamental investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”) to invest, under normal market conditions, at least 80% of its assets in equity securities or investments that are the type of investments, or are economically tied to the particular country or geographic region, suggested by the Fund’s name. For purposes of this Names Rule policy, the Fund considers the securities or investments that are the type of investments, or are economically tied to the particular country or geographic region, suggested by the Fund’s name to be those securities or investments that comprise the Underlying Index. For purposes of such investment policy, “assets” include the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Names Rule policy is non-fundamental, which means that it may be changed by the Board of Trustees without the approval of shareholders, but shareholders will be given at least 60 days’ advance notice of any change to the Fund’s Names Rule policy. No changes are proposed to the existing Names Rule policies for the other three Funds in connection with the investment strategy changes.

VI. Russian Holdings

As of the date of this supplement, the Franklin U.S. Equity Index ETF, Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Core Dividend Tilt Index ETF held Russian securities that were fair valued at zero. While Russian securities were removed from each Fund’s current underlying index and Russian securities are not included in the Fund’s new Underlying Index, the Fund has not been able to dispose of all such securities due to ongoing issues related to Russia’s invasion of Ukraine. The Fund will continue to monitor Russian related developments and will seek to dispose of such securities as soon as it is practicable.

For more information, visit https://www.franklintempleton.com or call (800) DIAL BEN®/342-5236.

Please keep this supplement with your Prospectus for future reference.